Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Annual Depreciation Rates (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	5.00%
Bottom of range [member] | Buildings and leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	2.00%
Bottom of range [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%
Top of range [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	33.00%
Top of range [member] | Buildings and leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	33.00%
Top of range [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	50.00%